Loans and Allowance for Loan Losses - Past Due and Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	$ 162	$ 328
Non-Accrual	5,414	5,672
Loans	1,146,627	1,068,432
Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	1,136,236	1,059,498
30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	4,815	2,934
Commercial, financial, and agricultural
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	2
Non-Accrual	1,857	2,507
Loans	207,720	192,238
Commercial, financial, and agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	205,597	189,537
Commercial, financial, and agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	266	192
Residential real estate | Construction
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	275
Non-Accrual	0	0
Loans	28,610	26,492
Residential real estate | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	28,404	25,930
Residential real estate | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	206	287
Residential real estate | Mortgages
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	156	28
Non-Accrual	2,720	1,956
Loans	241,517	246,754
Residential real estate | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	235,734	242,597
Residential real estate | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	2,907	2,173
Commercial real estate | Construction
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	153	97
Loans	106,784	98,340
Commercial real estate | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	106,531	98,243
Commercial real estate | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	100	0
Commercial real estate | Mortgages
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	474	936
Loans	529,536	472,455
Commercial real estate | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	527,968	471,476
Commercial real estate | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	1,094	43
Installment and other consumer
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	6	23
Non-Accrual	210	176
Loans	32,460	32,153
Installment and other consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	32,002	31,715
Installment and other consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	$ 242	$ 239